American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2020

Utilities - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Cable and Satellite — 0.4%
Comcast Corp., Class A	32,320	1,495,123
Data Centers — 0.8%
Equinix, Inc.	3,626	2,756,231
Electric Utilities — 58.4%
Alliant Energy Corp.	228,877	11,821,497
American Electric Power Co., Inc.	92,181	7,533,953
Avangrid, Inc.	17,389	877,449
Duke Energy Corp.	201,105	17,809,859
Edison International	51,433	2,614,854
Enel SpA	112,925	980,545
Entergy Corp.	139,050	13,700,596
Evergy, Inc.	13,451	683,580
Eversource Energy	118,502	9,900,842
Exelon Corp.	188,304	6,733,751
FirstEnergy Corp.	87,167	2,502,564
Fortis, Inc.(1)	45,991	1,879,192
Iberdrola SA, ADR(1)	55,563	2,749,813
IDACORP, Inc.	3,724	297,548
NextEra Energy, Inc.	174,306	48,380,373
NRG Energy, Inc.	271,090	8,333,307
OGE Energy Corp.	115,831	3,473,772
Pinnacle West Capital Corp.	108,494	8,088,228
PPL Corp.	526,369	14,322,500
Southern Co. (The)	274,247	14,869,672
Xcel Energy, Inc.	217,794	15,029,964
		192,583,859
Gas Utilities — 1.0%
Atmos Energy Corp.	8,408	803,721
National Fuel Gas Co.	63,563	2,580,022
		3,383,743
Heavy Electrical Equipment — 1.0%
Siemens Gamesa Renewable Energy SA	44,001	1,185,989
TPI Composites, Inc.(2)	32,329	936,248
Vestas Wind Systems A/S, ADR(1)	19,549	1,052,323
		3,174,560
Independent Power Producers and Energy Traders — 3.8%
AES Corp. (The)	440,608	7,979,411
Clearway Energy, Inc., Class C	129,942	3,503,236
Northland Power, Inc.	37,643	1,138,718
		12,621,365
Integrated Telecommunication Services — 1.0%
TELUS Corp.	40,684	715,877
Verizon Communications, Inc.	41,458	2,466,337
		3,182,214
Internet Services & Infrastructure — 0.3%
NEXTDC Ltd.(2)	120,080	1,069,049
Mortgage REITs — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,146	1,020,652

Multi-Utilities — 22.4%
Algonquin Power & Utilities Corp.(1)	53,844	782,053
Ameren Corp.	45,802	3,622,022
Avista Corp.	88,901	3,033,302
CMS Energy Corp.	14,335	880,312
Consolidated Edison, Inc.	130,777	10,174,451
Dominion Energy, Inc.	251,404	19,843,318
DTE Energy Co.	51,487	5,923,065
E.ON SE, ADR	138,435	1,526,938
MDU Resources Group, Inc.	54,704	1,230,840
NorthWestern Corp.	52,932	2,574,612
Public Service Enterprise Group, Inc.	174,191	9,564,828
RWE AG	29,806	1,117,466
Sempra Energy	84,667	10,021,186
Veolia Environnement SA	50,146	1,081,445
WEC Energy Group, Inc.	27,387	2,653,800
		74,029,638
Renewable Electricity — 2.7%
Boralex, Inc., A Shares	31,218	902,393
Brookfield Renewable Partners LP(2)	37,113	1,950,288
Encavis AG	55,922	1,097,128
Innergex Renewable Energy, Inc.	39,961	722,062
NextEra Energy Partners LP	39,667	2,378,433
TransAlta Renewables, Inc.(1)	137,930	1,732,995
		8,783,299
Semiconductor Equipment — 0.6%
Enphase Energy, Inc.(2)	10,117	835,563
SolarEdge Technologies, Inc.(2)	4,213	1,004,169
		1,839,732
Semiconductors — 0.5%
QUALCOMM, Inc.	13,112	1,543,020
Water Utilities — 5.3%
American Water Works Co., Inc.	104,550	15,147,204
Essential Utilities, Inc.	58,040	2,336,110
		17,483,314
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.(2)	16,600	1,898,376
TOTAL COMMON STOCKS (Cost $283,471,814)		326,864,175
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $589,335), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $577,889)		577,888
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $889,515), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $872,001)		872,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	445	445
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,450,333)		1,450,333
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,880,076)	3,880,076	3,880,076
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $288,802,223)		332,194,584
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,376,790)
TOTAL NET ASSETS — 100.0%		$329,817,794

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,920,189. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,087,086, which includes securities collateral of $1,207,010.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	314,338,455	12,525,720	—
Temporary Cash Investments	445	1,449,888	—
Temporary Cash Investments - Securities Lending Collateral	3,880,076	—	—
	318,218,976	13,975,608	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.